Leases - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Total cash outflow for leases	¥ 28,032,000	¥ 27,298,000	¥ 22,726,000